Stockholder's Equity (Details 3) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding	106,253,339	106,253,339
Weighted Average Contractual Life	0 years	0 years
Exercisable		92,925,694
Exercise Price $0.0001 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding	3,500,000	3,500,000
Weighted Average Contractual Life	6 years 6 months	6 years 9 months 18 days
Exercisable	3,500,000	3,500,000
Exercise Price $0.05 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding	32,783,339	32,783,339
Weighted Average Contractual Life	7 years 7 months 6 days	7 years 7 months 6 days
Exercisable	30,720,833	28,314,583
Exercise Price $0.1 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding	27,200,000	27,200,000
Weighted Average Contractual Life	7 years 6 months	7 years 9 months 18 days
Exercisable	25,811,111	24,977,778
Exercise Price $0.12 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding	970,000	970,000
Weighted Average Contractual Life	9 years 6 months	9 years 9 months 18 days
Exercisable
Exercise Price $0.13 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding	250,000	250,000
Weighted Average Contractual Life	8 years 7 months 6 days	8 years 9 months 18 days
Exercisable	83,333	83,333
Exercise Price $0.15 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding	2,800,000	2,800,000
Weighted Average Contractual Life	6 years 10 months 25 days	6 years 10 months 24 days
Exercisable	2,800,000	2,800,000
Exercise Price $0.22 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding	2,750,000	2,750,000
Weighted Average Contractual Life	8 years 9 months 18 days	9 years
Exercisable	750,000	750,000
Exercise Price $0.25 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding	2,500,000	2,500,000
Weighted Average Contractual Life	8 years 7 months 6 days	8 years 10 months 25 days
Exercisable	1,166,667	500,000
Exercise Price $0.26 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding	500,000	500,000
Weighted Average Contractual Life	9 years 3 months 19 days	9 years 3 months 18 days
Exercisable
Exercise Price $0.29 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding	1,000,000	1,000,000
Weighted Average Contractual Life	8 years	8 years 3 months 18 days
Exercisable	333,334
Exercise Price $0.40 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding	1,000,000	1,000,000
Weighted Average Contractual Life	7 years 2 months 12 days	7 years 2 months 12 days
Exercisable	1,000,000	1,000,000
Exercise Price $0.45 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding	31,000,000	31,000,000
Weighted Average Contractual Life	6 years 7 months 6 days	6 years 10 months 24 days
Exercisable	31,000,000	31,000,000